Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Components of debt

As of the dates indicated, debt consisted of the following:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
New Revolver	$120,000	$—
New Term Loan, net of discount of $745 and $0, respectively	149,255	—
Prior Credit Facility	—	444,440
Real estate mortgage note	9,454	9,595
Installment notes payable	211	434
Capital lease obligations	16,308	16,946
Unamortized debt issuance costs (1)	(1,649)	(2,303)

Total debt, net	293,579	469,112
Less current portion	4,588	469,112

Total long-term debt, net	$288,991	$—

(1)	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.

	Successor	Predecessor
	March 31,	December 31,
Unamortized debt issuance costs	2017	2016
New Revolver	$1,649	$—
Prior Credit Facility	—	2,303

Total unamortized debt issuance costs	$1,649	$2,303

As of the dates indicated, debt consists of the following:

	December 31,
	2016	2015
9.875% Senior Notes due 2020, net of discount of $0 and $4,185, respectively	$—	$293,815
8.25% Senior Notes due 2021	—	384,045
7.625% Senior Notes due 2022, including premium of $0 and $4,939, respectively	—	530,849
Existing Credit Facility	444,440	367,000
Real estate mortgage notes, principal and interest payable monthly, bearing interest at 5.46%, due December 2028; collateralized by real property	9,595	10,182
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.85% to 5.00%, due January 2017 through February 2018; collateralized by automobiles, machinery and equipment	434	1,799
Capital lease obligations	16,946	19,437
Unamortized issuance costs (1)	(2,303)	(23,426)

Total debt, net	469,112	1,583,701
Less current portion	469,112	1,583,701

Total long-term debt, net	$—	$—

(1)	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.

	December 31,
Unamortized debt issuance costs	2016	2015
9.875% Senior Notes due 2020	$—	$4,078
8.25% Senior Notes due 2021	—	5,459
7.625% Senior Notes due 2022	—	8,822
Existing Credit Facility	2,303	5,067

Total unamortized debt issuance costs	$2,303	$23,426

Schedule of mandatory principal payment according to schedule of remaining outstanding balance due upon maturity

We are required to make scheduled, mandatory principal payments in respect of the New Term Loan according to the schedule below, with the remaining outstanding balance due upon maturity:

Total payments for 2017	$1,183
Total payments for 2018	1,500
Total payments for 2019	3,750
Total payments for 2020	6,750

Total mandatory prepayments	$13,183

We are required to make scheduled, mandatory principal payments in respect of the New Term Loan according to the schedule below, with the remaining outstanding balance due upon maturity:

2017	$1,183
2018	1,500
2019	3,750
2020	6,750

Total mandatory prepayments	$13,183

Premiums, discounts and debt issuance costs

As a result, we wrote off the remaining balance of unamortized issuance costs, premium and discount on March 31, 2016, as follows:

Non-cash expense for write-off of debt issuance costs on Senior Notes	$17,756
Non-cash expense for write-off of debt discount costs on Senior Notes	4,014
Non-cash gain for write-off of debt premium on Senior Notes	(4,800)

Total	$16,970

As a result, we wrote off the remaining balance of unamortized issuance costs, premium and discount as follows:

Year Ended
December 31, 2016
Non-cash expense for write-off of debt issuance costs on Senior Notes	$17,756
Non-cash expense for write-off of debt discount costs on Senior Notes	4,014
Non-cash gain for write-off of debt premium on Senior Notes	(4,800)

Total	$16,970

Initial maturities of debt and capital leases

Absent any acceleration of our debt resulting from defaults or conversion to equity as a result of our Chapter 11 reorganization, the initial maturities of debt and capital leases would be as follows as of December 31, 2016:

2017	$448,033
2018	3,295
2019	12,321
2020	298,679
2021	384,762
2022 and thereafter	532,280

$1,679,370

Schedule of initial outstanding amounts under new credit facility

The initial outstanding amounts under the New Credit Facility were:

March 21, 2017
New Term Loan, net of discount of $750 (1)	$149,250
New Revolver	120,000
Unamortized debt issuance costs—New Revolver (1)	(1,125)

Total	$268,125

(1)	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.